UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-8621

Name of Fund: MuniHoldings New Jersey Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniHoldings
        New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments

                                      MuniHoldings New Jersey Insured Fund, Inc.

Schedule of Investments as of October 31, 2004                    (in Thousands)

S&P          Moody's      Face
Ratings      Ratings    Amount   Municipal Bonds                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
New Jersey - 157.0%
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa       $ 1,875   Atlantic Highlands, New Jersey, Highland Regional Sewer Authority, Sewer Revenue
                                 Refunding Bonds, 5.50% due 1/01/2020 (b)                                                 $   2,102
------------------------------------------------------------------------------------------------------------------------------------
                                 Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds (c):
AAA          Aaa         1,540       5.50% due 9/01/2010 (e)                                                                  1,755
AAA          Aaa         2,635       5.375% due 9/01/2019                                                                     2,919
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa           430   Carteret, New Jersey, Board of Education, COP, 6% due 1/15/2024 (d)                            493
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         6,210   Casino Reinvestment Development Authority, New Jersey, Parking Fee Revenue Bonds,
                                 Series A, 5.25% due 10/01/2017(c)                                                            6,695
------------------------------------------------------------------------------------------------------------------------------------
                                 Delaware River and Bay Authority Revenue Bonds:
AAA          Aaa         2,500       5% due 1/01/2033 (d)                                                                     2,579
AAA          Aaa         2,005       Series A, 5.625% due 1/01/2018 (a)                                                       2,251
------------------------------------------------------------------------------------------------------------------------------------
A-           A2          4,630   Delaware River Joint Toll Bridge Commission, New Jersey, Bridge Revenue Refunding
                                 Bonds, 5% due 7/01/2028                                                                      4,724
------------------------------------------------------------------------------------------------------------------------------------
                                 Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds (c):
AAA          Aaa         5,000       5.50% due 1/01/2012                                                                      5,577
AAA          Aaa         6,000       5.625% due 1/01/2013                                                                     6,725
AAA          Aaa           500       5.75% due 1/01/2015                                                                        563
AAA          Aaa         4,865       6% due 1/01/2018                                                                         5,519
AAA          Aaa         5,525       6% due 1/01/2019                                                                         6,268
AAA          Aaa         2,425       (Port District Project), Series B, 5.625% due 1/01/2026                                  2,656
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         7,895   East Orange, New Jersey, Board of Education, COP, 5.50% due 8/01/2012 (c)                    9,087
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa         1,000   East Orange, New Jersey, Water Utility, GO, Refunding, 5.70% due 6/15/2022 (a)               1,104
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa         4,000   Essex County, New Jersey, Improvement Authority, Lease Revenue Bonds (Correctional
                                 Facility Project), 6% due 10/01/2010 (b)(e)                                                  4,670
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         3,300   Essex County, New Jersey, Improvement Authority, Lease Revenue Refunding Bonds
                                 (County Jail and Youth House Project), 5.35% due 12/01/2024 (a)                              3,541
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa         4,400   Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%
                                 due 10/01/2028 (b)                                                                           4,554
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         2,705   Essex County, New Jersey, Improvement Authority, Utility System Revenue Bonds
                                 (East Orange Franchise), 6% due 7/01/2018 (d)                                                3,042
------------------------------------------------------------------------------------------------------------------------------------
                                 Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                 Series B (c):
AAA          Aaa         9,000        5.12%** due 11/01/2023                                                                  3,627
AAA          Aaa        10,000        5.20%** due 11/01/2025                                                                  3,610
------------------------------------------------------------------------------------------------------------------------------------
                                  Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                  Revenue Bonds, Series A (c):
AAA          Aa3         1,960        5.80% due 11/01/2021                                                                    2,188
AAA          Aa3         2,730       5.80% due 11/01/2023                                                                     3,017
AAA          Aa3         9,160       5.75% due 11/01/2028                                                                    10,557
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         1,500   Hoboken, New Jersey, Parking Authority, Parking Revenue Bonds, Series A, 5.30%
                                 due 5/01/2011 (a)(e)                                                                         1,723
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa           765   Jersey City, New Jersey, GO, Refunding, Quality School, Series A, 5.375%
                                 due 9/01/2017 (c)                                                                              849
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         2,230   Jersey City, New Jersey, GO, Series B, 5.25% due 9/01/2023 (c)                               2,414
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniHoldings New Jersey Insured Fund, Inc's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
RIB       Residual Interest Bonds

                                      MuniHoldings New Jersey Insured Fund, Inc.

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P          Moody's      Face
Ratings      Ratings    Amount   Municipal Bonds                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (continued)
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa       $ 5,250   Lafayette Yard, New Jersey, Community Development Revenue Bonds (Hotel/Conference
                                 Center Project-Trenton), 6% due 4/01/2010 (d)(e)                                         $   6,126
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         1,000   Marlboro Township, New Jersey, Board of Education, GO, 5.25% due 7/15/2009 (c)(e)            1,116
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         1,550   Middlesex County, New Jersey, COP, 5.25% due 6/15/2023 (d)                                   1,675
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         1,375   Middlesex County, New Jersey, COP, Refunding, 5.50% due 8/01/2016 (d)                        1,540
------------------------------------------------------------------------------------------------------------------------------------
                                 Middlesex County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                 (Educational Services Commission Projects)(e):
AAA          Aa1         3,970       5.70% due 7/15/2010                                                                      4,592
AAA          Aa1         5,270       6% due 7/15/2010                                                                         6,179
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa           500   Middlesex County, New Jersey, Improvement Authority Revenue Bonds (Senior Citizens
                                 Housing Project), AMT, 5.50% due 9/01/2030 (a)                                                 526
------------------------------------------------------------------------------------------------------------------------------------
                                 Monmouth County, New Jersey, Improvement Authority, Revenue Refunding Bonds (a):
AAA          Aaa         1,540       5.35% due 12/01/2017                                                                     1,715
AAA          Aaa         1,470       5.375% due 12/01/2018                                                                    1,636
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa         1,000   Monroe Township, New Jersey, Municipal Utilities Authority, Middlesex County
                                 Revenue Refunding Bonds, 5.25% due 2/01/2016 (b)                                             1,100
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, Cigarette Tax Revenue Bonds:
BBB          Baa2        3,960       5.50% due 6/15/2016                                                                      4,308
BBB          Baa2        2,700       5.625% due 6/15/2019                                                                     2,848
BBB          Baa2        2,000       5.75% due 6/15/2029                                                                      2,051
BBB          Baa2          585       5.50% due 6/15/2031                                                                        588
BBB          Baa2        1,180       5.75% due 6/15/2034                                                                      1,211
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         5,000   New Jersey EDA, Lease Revenue Bonds (University of Medicine and
                                 Dentistry-International Center for Public Health Project), 6% due 6/01/2032 (a)              5,659
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (d):
AAA          Aaa         7,500       5.25% due 7/01/2026                                                                      8,284
AAA          Aaa        11,105       5.25% due 7/01/2033                                                                     11,796
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds, AMT (d):
AAA          Aaa        18,920       (NUI Corporation Projects), Series A, 5.70% due 6/01/2032                               19,854
NR*          Aaa         3,155       RIB, Series 161, 9.33% due 6/01/2032 (f)                                                 3,467
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, Parking Facility Revenue Bonds (Elizabeth Development Company
                                 Project) (b):
AAA          Aaa         1,430       5.60% due 10/15/2019                                                                     1,588
AAA          Aaa         1,000       5.60% due 10/15/2026                                                                     1,091
------------------------------------------------------------------------------------------------------------------------------------
AAA          NR*         4,580   New Jersey EDA, Revenue Bonds, DRIVERS, Series 219, 9.967% due 5/01/2016 (c)(f)              5,900
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, School Facilities Construction Revenue Bonds, Series A (a):
AAA          Aaa         7,000       5.25% due 6/15/2017                                                                      7,736
AAA          Aaa         7,200       5.25% due 6/15/2018                                                                      7,957
------------------------------------------------------------------------------------------------------------------------------------
BBB          NR*         2,500   New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management
                                 Inc.), AMT, Series A, 5.30% due 6/01/2015                                                    2,676
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects) (a):
AAA          Aaa         3,000       6% due 6/15/2015                                                                         3,436
AAA          Aaa         4,620       6.25% due 6/15/2020                                                                      5,345
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         6,635   New Jersey EDA, Water Facilities Revenue Refunding Bonds (American Water), AMT,
                                 Series B, 5.125% due 4/01/2022 (a)                                                           7,002
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey Health Care Facilities Financing Authority Revenue Bonds:
AAA          Aaa         2,820       (Society of the Valley Hospital), 5.375% due 7/01/2025 (a)                               3,054
NR*          Baa2        3,135       (Somerset Medical Center), 5.50% due 7/01/2033                                           3,178
NR*          Baa1        5,440       (South Jersey Hospital), 6% due 7/01/2026                                                5,760
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
AAA          Aaa         4,000       (AHS Hospital Corporation), Series A, 6% due 7/01/2013 (a)                               4,719
A            A2          1,455       (Atlantic City Medical Center), 6.25% due 7/01/2017                                      1,660
A            A2          3,500       (Atlantic City Medical Center), 5.75% due 7/01/2025                                      3,762
BBB+         NR*         1,775       (Holy Name Hospital), 6% due 7/01/2025                                                   1,842
AAA          Aaa         1,000       (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                      1,075
------------------------------------------------------------------------------------------------------------------------------------

                                      MuniHoldings New Jersey Insured Fund, Inc.

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P          Moody's      Face
Ratings      Ratings    Amount   Municipal Bonds                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                 (Convention Center) (d):
AAA          Aaa       $ 2,000       5.50% due 3/01/2021                                                                  $   2,331
AAA          Aaa         1,000       5.50% due 3/01/2022                                                                      1,162
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         2,400   New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
                                 Series A, 6% due 3/01/2013 (d)                                                               2,742
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         7,500   New Jersey State Educational Facilities Authority, Higher Education, Capital
                                 Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (c)                                8,000
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey State Educational Facilities Authority, Revenue Bonds:
AAA          Aaa         8,905       (Capital Improvement Fund) Series A, 5.75% due 9/01/2017 (c)                            10,126
AAA          Aaa         9,420       (Capital Improvement Fund) Series A, 5.75% due 9/01/2018 (c)                            10,711
AAA          Aaa         3,615       (Rowan University), Series C, 5.125% due 7/01/2028 (b)                                   3,803
AAA          Aaa         3,260       (Rowan University), Series C, 5% due 7/01/2034 (b)                                       3,370
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
AAA          Aaa         7,510       (Montclair State University), Series L, 5% due 7/01/2034 (d)                             7,764
AAA          Aaa         2,375       (Rowan University), Series C, 5.25% due 7/01/2017 (b)                                    2,645
AAA          Aaa         2,820       (Rowan University), Series C, 5.25% due 7/01/2018 (b)                                    3,132
AAA          Aaa         2,635       (Rowan University), Series C, 5.25% due 7/01/2019 (b)                                    2,911
AAA          Aaa         1,410       (Rowan University), Series C, 5% due 7/01/2031 (b)                                       1,451
AAA          Aaa         4,000       (University of Medicine and Dentistry), Series B, 5.25% due 12/01/2017 (a)               4,175
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                 AMT, Series U (d):
AAA          Aaa         1,000       5.60% due 10/01/2012                                                                     1,053
AAA          Aaa         2,820       5.65% due 10/01/2013                                                                     2,970
AAA          Aaa         3,000       5.75% due 4/01/2018                                                                      3,153
AAA          Aaa           805       5.85% due 4/01/2029                                                                        835
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         1,265   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Refunding
                                 Bonds, AMT, Series S, 5.95% due 10/01/2017 (d)                                               1,325
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         5,000   New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                 Series A, 6.125% due 9/15/2009 (a)(e)                                                        5,757
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey State Transportation Trust Fund Authority, Transportation System
                                 Revenue Bonds:
AAA          Aaa         5,000       Series A, 5.25% due 6/15/2007 (d)(e)                                                     5,497
AAA          Aaa         2,000       Series A, 5% due 6/15/2008 (c)(e)                                                        2,187
AAA          A1          7,500       Series A, 6% due 6/15/2010 (e)                                                           8,718
A+           A1         12,600       Series C, 5.50% due 6/15/2019                                                           14,035
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa        15,075   New Jersey State Transportation Trust Fund Authority, Transportation System
                                 Revenue Refunding Bonds, Series B, 6% due 12/15/2011 (d)(e)                                 17,861
------------------------------------------------------------------------------------------------------------------------------------
                                 New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds (d):
AAA          Aaa        20,000       Series A, 5.75% due 1/01/2019                                                           22,453
AAA          Aaa         1,165       Series C, 6.50% due 1/01/2016                                                            1,434
AAA          Aaa         4,355       Series C, 6.50% due 1/01/2016 (g)                                                        5,308
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         2,000   Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal
                                 Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment Projects),
                                 5% due 1/01/2037 (d)                                                                         2,053
------------------------------------------------------------------------------------------------------------------------------------
                                 North Bergen Township, New Jersey, Board of Education, COP (c):
NR*          Aaa         1,250       5% due 12/15/2018                                                                        1,359
NR*          Aaa         1,000       6% due 12/15/2019                                                                        1,165
NR*          Aaa         1,580       6.25% due 12/15/2020                                                                     1,863
NR*          Aaa         1,680       6.25% due 12/15/2021                                                                     1,981
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa         3,035   Orange Township, New Jersey, Municipal Utility and Lease, GO, Refunding, Series C,
                                 5.10% due 12/01/2017 (d)                                                                     3,310
------------------------------------------------------------------------------------------------------------------------------------
                                 Paterson, New Jersey, Public School District, COP (d):
NR*          Aaa         1,980       6.125% due 11/01/2015                                                                    2,289
NR*          Aaa         2,000       6.25% due 11/01/2019                                                                     2,323
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         4,750   Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds,
                                 AMT, 119th Series, 5.50% due 9/15/2019 (b)                                                   5,002
------------------------------------------------------------------------------------------------------------------------------------

                                      MuniHoldings New Jersey Insured Fund, Inc.

Schedule of Investments as of October 31, 2004 (continued)        (in Thousands)

S&P          Moody's      Face
Ratings      Ratings    Amount   Municipal Bonds                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
New Jersey (concluded)
------------------------------------------------------------------------------------------------------------------------------------
                                 Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, AMT (d):
AAA          NR*       $ 2,375       DRIVERS, Series 192, 9.431% due 12/01/2025, AMT (f)                                  $   2,705
NR*          Aaa         2,165       (JFK International Air Terminal LLC), RIB, Series 157, 9.43% due 12/01/2022 (f)          2,551
AAA          Aaa        13,500       (JFK International Air Terminal LLC), Series 6, 6.25% due 12/01/2011                    15,482
AAA          Aaa         1,500       (JFK International Air Terminal LLC), Series 6, 6.25% due 12/01/2015                     1,754
------------------------------------------------------------------------------------------------------------------------------------
                                 South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds:
A-           NR*         3,750       4.50% due 1/01/2015                                                                      3,914
A-           NR*         1,920       4.50% due 1/01/2016                                                                      1,988
A-           NR*         1,500       5% due 1/01/2026                                                                         1,537
A-           NR*         2,000       5.10% due 1/01/2033                                                                      2,050
------------------------------------------------------------------------------------------------------------------------------------
BBB          Baa3        2,500   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                 Refunding Bonds, 5.75% due 6/01/2032                                                         2,321
------------------------------------------------------------------------------------------------------------------------------------
                                 Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds:
BBB          Baa3        2,500       6.75% due 6/01/2039                                                                      2,447
BBB          Baa3        4,755       7% due 6/01/2041                                                                         4,748
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         4,325   Trenton, New Jersey, Parking Authority, Parking Revenue Bonds, DRIVERS, Series 221,
                                 10.76% due 4/01/2010 (b)(e)(f)                                                               5,737
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         4,740   University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A, 5.50%
                                 due 12/01/2027 (a)                                                                           5,179
------------------------------------------------------------------------------------------------------------------------------------
NR*          Aaa        17,135   West Deptford Township, New Jersey, GO, 5.625% due 9/01/2010 (b)(e)                         19,640
------------------------------------------------------------------------------------------------------------------------------------
                                 West Orange, New Jersey, Board of Education, COP (d):
NR*          Aaa         2,040       5.75% due 10/01/2014                                                                     2,321
NR*          Aaa         3,615       6% due 10/01/2024                                                                        4,131
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.6%
------------------------------------------------------------------------------------------------------------------------------------
AAA          Aaa         4,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                 Revenue Refunding Bonds, Series J, 5% due 7/01/2029 (d)                                      4,707
------------------------------------------------------------------------------------------------------------------------------------
                                 Puerto Rico Electric Power Authority, Power Revenue Bonds:
AAA          Aaa        10,000       Series HH, 5.25% due 7/01/2029 (c)                                                      10,601
AAA          Aaa         2,355       Series X, 5.50% due 7/01/2005 (d)(e)                                                     2,414
------------------------------------------------------------------------------------------------------------------------------------
                                 Puerto Rico Industrial Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds, Series A:
AAA          Aaa         1,780       (Hospital Auxilio Mutuo Obligation Group), 6.25% due 7/01/2024 (d)                       1,856
AA           Aa2         1,750       (Hospital de la Concepcion), 6.50% due 11/15/2020                                        2,033
------------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $495,621) - 163.6%                                           537,231
------------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held   Short-Term Investments
------------------------------------------------------------------------------------------------------------------------------------
                           851   CMA New Jersey Municipal Money Fund (h)                                                        851
------------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Investments (Cost - $851) - 0.2%                                              851
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $496,472***) - 163.8%                                                                             538,082

Liabilities in Excess of Other Assets - (2.0%)                                                                               (6,637)

Preferred Stock, at Redemption Value - (61.8%)                                                                             (203,025)
                                                                                                                          ----------
Net Assets Applicable to Common Stock - 100.0%                                                                            $ 328,420
                                                                                                                          ==========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at October 31, 2004.
(g)   Escrowed to maturity.

                                      MuniHoldings New Jersey Insured Fund, Inc.

Schedule of Investments as of October 31, 2004 (concluded)        (in Thousands)

(h) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Affiliate                                  Net Activity    Dividend Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund                 703                $ 4
      --------------------------------------------------------------------------

*     Not Rated.
** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
*** The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 496,472
                                                                      =========
      Gross unrealized appreciation                                   $  41,616
      Gross unrealized deprecation                                           (6)
                                                                      ---------
      Net unrealized apprecation                                      $  41,610
                                                                      =========

      Forward interest rate swaps outstanding as of October 31, 2004 were as follows:

                                                                           (in Thousands)
      -----------------------------------------------------------------------------------
                                                                              Unrealized
                                                           Notional Amount   Depreciation
      -----------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond
      Market Association Municipal Swap Index
      Rate Index and pay a fixed rate of 4.073% interest

      Broker, Morgan Stanley Captial Services, Inc.
         Expires March 2025                                   $ 20,000         $    (35)

      Receive a variable rate equal to 7-Day Bond
      Market Association Municipal Swap Index
      Rate Index and pay a fixed rate of 4.366% interest

      Broker, J.P. Morgan Chase Bank
         Expires August 2026                                  $  8,905             (431)

      Receive a variable rate equal to 7-Day Bond
      Market Association Municipal Swap Index
      Rate Index and pay a fixed rate of 4.099% interest

      Broker, J.P. Morgan Chase Bank
         Expires November 2018                                $  4,210             (170)
      -----------------------------------------------------------------------------------
      Total                                                                    $   (636)
                                                                               ========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings New Jersey Insured Fund, Inc.


By: /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn,
    President
    MuniHoldings New Jersey Insured Fund, Inc.

Date: December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    --------------------------------
    Terry K. Glenn
    President
    MuniHoldings New Jersey Insured Fund, Inc.

Date: December 20, 2004


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings New Jersey Insured Fund, Inc.

Date: December 20, 2004